Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 15, 2019
Noncontrolling Interest [Line Items]
Valuation allowance	$ 5,775,391	$ 4,057,892
Increase in valuation allowance	1,700,000
Capital Loss Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 122,000
We Company MC
Noncontrolling Interest [Line Items]
Controlling interest ownership			100.00%
WeWork Companies LLC | WeWork Partnership
Noncontrolling Interest [Line Items]
Controlling interest ownership	100.00%
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 6,900,000
Net operating loss carryforwards, not subject to expiration	6,000,000
Net operating loss carryforwards, subject to expiration	900,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6,600,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,100,000
Net operating loss carryforwards, not subject to expiration	$ 3,500,000